SCHEDULE OF PROPERTY, PLANT AND EQUIPMENT (Details) - CAD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Property, plant and equipment, cost, beginning balance	$ 466,934	$ 257,974
Additions	33,501	212,579
Revaluation		(3,619)
Disposals	(89,106)
Property, plant and equipment, cost, ending balance	411,329	466,934
Accumulated depreciation Property, plant and equipment, beginning balance	169,891	104,104
Charge for the period	30,327	65,787
Disposals	(78,351)
Accumulated depreciation Property, plant and equipment, ending balance	121,867	169,891
Property, plant and equipment, net	289,462	297,043
Computer equipment [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, cost, beginning balance	54,110	24,397
Additions	31,821	29,713
Revaluation
Disposals	(18,688)
Property, plant and equipment, cost, ending balance	67,243	54,110
Accumulated depreciation Property, plant and equipment, beginning balance	25,291	12,392
Charge for the period	15,022	12,899
Disposals	(15,920)
Accumulated depreciation Property, plant and equipment, ending balance	24,393	25,291
Property, plant and equipment, net	42,850	28,819
Furniture and Equipment [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, cost, beginning balance	342,472	171,606
Additions	1,680	170,866
Revaluation
Disposals	(36,099)
Property, plant and equipment, cost, ending balance	308,053	342,472
Accumulated depreciation Property, plant and equipment, beginning balance	102,277	59,963
Charge for the period	13,782	42,314
Disposals	(33,342)
Accumulated depreciation Property, plant and equipment, ending balance	82,717	102,277
Property, plant and equipment, net	225,336	240,195
Leasehold improvements [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, cost, beginning balance	4,352	4,352
Additions
Revaluation
Disposals	(4,352)
Property, plant and equipment, cost, ending balance		4,352
Accumulated depreciation Property, plant and equipment, beginning balance	4,352	3,220
Charge for the period		1,132
Disposals	(4,352)
Accumulated depreciation Property, plant and equipment, ending balance		4,352
Property, plant and equipment, net
Computer software [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, cost, beginning balance	29,967	29,967
Additions
Revaluation
Disposals	(29,967)
Property, plant and equipment, cost, ending balance		29,967
Accumulated depreciation Property, plant and equipment, beginning balance	24,737	22,496
Charge for the period		2,241
Disposals	(24,737)
Accumulated depreciation Property, plant and equipment, ending balance		24,737
Property, plant and equipment, net		5,230
Vehicles [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, cost, beginning balance	36,033	27,652
Additions		12,000
Revaluation		(3,619)
Disposals
Property, plant and equipment, cost, ending balance	36,033	36,033
Accumulated depreciation Property, plant and equipment, beginning balance	13,234	6,033
Charge for the period	1,523	7,201
Disposals
Accumulated depreciation Property, plant and equipment, ending balance	14,757	13,234
Property, plant and equipment, net	$ 21,276	$ 22,799